Notes to consolidated statement of profit and loss and other comprehensive income - Other operating income - Other Incentives (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Research and development incentives	€ 983	€ 641	€ 608
Incentive refund period	5 years
Payroll tax rebates	€ 3,436	€ 1,019	€ 895